UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

File No. 333-104654
File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	41	/X/

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	44	/X/
(Check appropriate box or boxes)

OPTIMUM FUND TRUST
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark R. Greer, Esq.
Stradley, Ronon, Stevens & Young, LLP
191 North Wacker Drive, Suite 1601, Chicago, IL 60606
(312) 964-3505

Approximate Date of Proposed Public Offering:	As soon as possible after effectiveness

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 24, 2026 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Optimum Short Duration Fund and the prospectus and statement of information for the Registrant’s other series of the Registrant are not amended or superseded hereby.
This Post-Effective Amendment No. 41, Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A is being filed under Rule 485(b)(1)(iii) and incorporates by reference from (i) Post-Effective Amendment No. 37, Amendment No. 40 (“PEA 37”) filed on April 20, 2026 the Prospectus and the Statement of Additional Information for Optimum Short Duration Fund; and (ii) Post-Effective Amendment No. 40, Amendment No. 43 filed on July 29, 2026 the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of PEA 37 until September 24, 2026.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of August, 2026.

OPTIMUM FUND TRUST

By:	/s/ Daniel V. Geatens
Daniel V. Geatens
Senior Vice President/Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Milissa Hutchinson	*	President/Chief Executive Officer	August 24, 2026
Milissa Hutchinson		(Principal Executive Officer) and Trustee

Cheri Belski	*	Trustee	August 24, 2026
Cheri Belski

Kevin G. Chavers	*	Trustee	August 24, 2026
Kevin G. Chavers

Dianna Gonzales-Burdin	*	Trustee	August 24, 2026
Dianna Gonzales-Burdin

Mark K. Hancock	*	Trustee	August 24, 2026
Mark K. Hancock

Pamela J. Moret	*	Chair and Trustee	August 24, 2026
Pamela J. Moret

Stephen P. Mullin	*	Trustee	August 24, 2026
Stephen P. Mullin

Susan M. Stalnecker	*	Trustee	August 24, 2026
Susan M. Stalnecker

Gary R. Young	*	Trustee	August 24, 2026
Gary R. Young

/s/ Daniel V. Geatens		Senior Vice President/Treasurer/Chief Financial Officer	August 24, 2026
Daniel V. Geatens		(Principal Financial Officer/Chief Accounting Officer/Controller)

*By:	/ s/ Daniel V. Geatens
Daniel V. Geatens
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)